CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (943,692)	$ (134,946)	¥ (1,979,042)	¥ (2,183,647)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities:
Depreciation and amortization	2,480,364	354,687	1,263,090	940,482
Share-based compensation	446,909	63,907	214,441	181,645
Provision for credit losses	200,169	28,624	309,858	502,185
Loss (gain) on disposal of property and equipment	(102,966)	(14,724)	(44,625)	22,996
Changes in fair value of equity investments	0	0	10,526	10,680
Impairment of equity investments	0	0	0	13,582
Changes in fair value of purchase consideration of a business acquisition	0	0	0	14,433
Gain on disposal of a subsidiary	0	0	0	(6,022)
Impairment of contract costs	10,526	1,505	23,869	0
Impairment of long-lived assets	0	0	919,724	653,670
Foreign exchange loss (gain)	(60,147)	(8,601)	19,531	57,211
Deferred income tax	(39,759)	(5,685)	(40,889)	(24,487)
Non-cash operating lease expense	38,298	5,477	41,864	42,617
Other non-cash expenses	10,584	1,513	1,998	0
Changes in operating assets and liabilities:
Accounts receivable	(459,383)	(65,691)	(219,098)	375,242
Prepayments and other assets	(88,877)	(12,709)	(48,996)	(216,303)
Amounts due from related parties	(256,745)	(36,714)	(50,482)	(13,007)
Accounts payable	292,118	41,772	(187,878)	(621,327)
Accrued expenses and other liabilities	3,775	540	440,995	183,381
Operating lease liabilities	(34,590)	(4,946)	(50,071)	(37,401)
Amounts due to related parties	2,300,353	328,946	(1,654)	(73,522)
Income tax payable	4,091	585	5,258	8,522
Net cash (used in) generated from operating activities	3,801,028	543,540	628,419	(169,070)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases and prepayment for property and equipment	(4,742,365)	(678,150)	(3,672,069)	(1,958,759)
Disposal of property and equipment	115,294	16,487	263	12,310
Purchases of intangible assets		0	(11,120)	(5,979)
Purchases of short-term investments	(70,953)	(10,146)	(90,000)	(550,151)
Proceeds from maturities of short-term investments	161,375	23,076	0	1,830,492
Acquisition of equity investments		0	(2,770)	(12,070)
Disposal of equity investments		0	0	2,647
Asset-related government grants received	6,920	990	155,251	4,372
Disposal of a subsidiary		0	0	3,952
Net cash used in investing activities	(4,529,729)	(647,743)	(3,620,445)	(673,186)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(2,330,640)	(333,277)	(1,318,379)	(963,000)
Proceeds from short-term borrowings	2,771,762	396,357	2,465,884	1,164,396
Repayments of long-term borrowings	(159,689)	(22,835)	(2,000)	0
Proceeds from long-term borrowings	2,335,800	334,015	1,537,254	100,000
Acquisition of non-controlling interests	(386,000)	(55,197)	(100,004)	(100,000)
Principal repayments of financing leases	(819,981)	(117,256)	(137,656)	(13,308)
Settlements and modifications of financial liabilities arising from business combinations	(532,507)	(76,146)	(125,249)	(577,809)
Proceeds from loans due to related parties	350,000	50,049	2,000,914	900,000
Repayments of loans due to related parties	(1,609,907)	(230,215)	(1,077,425)	(741,978)
Proceeds from exercise of options	30,812	4,406	12,079	3,847
Issuance of ordinary shares	4,533,333	648,258	0	0
Net cash (used in) generated from financing activities	4,182,983	598,159	3,255,418	(227,852)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(67,146)	(9,601)	(22,772)	25,863
Net (decrease) increase in cash, cash equivalents, and restricted cash	3,387,136	484,355	240,620	(1,044,245)
Cash, cash equivalents, and restricted cash at the beginning of the year	2,730,101	390,399	2,489,481	3,533,726
Cash, cash equivalents, and restricted cash at the end of the year	6,117,237	874,754	2,730,101	2,489,481
Supplemental disclosures of cash flow information:
Income taxes paid	31,465	4,499	34,106	33,923
Interest expense paid	315,426	45,105	185,491	96,730
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	270,867	38,733	348,284	458,978
Purchase consideration included in accrued expenses and other liabilities	118,415	16,933	569,050	678,732
Consideration for acquisition of non-controlling interests	0	$ 0	251,000	352,483
Reconciliation of cash and cash equivalents, and restricted cash:
Cash and cash equivalents	6,018,043		2,648,764	2,255,287
Restricted cash	99,194		81,337	234,194
Total cash and cash equivalents, and restricted cash shown in the statements of cash flows	¥ 6,117,237		¥ 2,730,101	¥ 2,489,481